Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2013	Aug. 09, 2013	Dec. 28, 2012
Document Document And Entity Information [Line Items]
Entity Registrant Name	STRATTEC SECURITY CORP
Entity Central Index Key	0000933034
Document Type	10-K
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 81,306,000
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		3,432,946